Derivative financial instruments - Derivative financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,724	£ 1,813
Derivative liabilities	(1,061)	(2,393)
Total	663	(580)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,545	1,707
Derivative liabilities	(945)	(2,223)
Total	600	(516)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	69	106
Derivative liabilities	(116)	(170)
Total	(47)	(64)
Further Acquisition Agreement derivative
Disclosure of detailed information about financial instruments [line items]
Derivative assets	110	0
Derivative liabilities	0	0
Total	£ 110	0
Reclassification of commodity derivative contracts from trade and other receivables to derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Amount of reclassifications or changes in presentation		54
Reclassification of commodity derivative contracts from trade and other payables to derivative financial liabilities
Disclosure of detailed information about financial instruments [line items]
Amount of reclassifications or changes in presentation		93
Reclassification of commodity derivative contracts from other non-current assets to derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Amount of reclassifications or changes in presentation		52
Reclassification of commodity derivative contracts from other non-current liabilities to derivative financial liabilities
Disclosure of detailed information about financial instruments [line items]
Amount of reclassifications or changes in presentation		£ 77
Quadgas HoldCo Limited
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in associate, put/call option equity interest	14.00%	14.00%